Fair Value of Financial Instruments - Summary of Price Ginnie Mae Mortgage-Backed Securities (Detail) (Recurring Basis, Level 2)	0 Months Ended		6 Months Ended	9 Months Ended
	Dec. 31, 2013 Prepayment	Mar. 31, 2013 Prepayment	Jun. 30, 2014 Prepayment	Dec. 31, 2013 Prepayment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Coupon rate	2.40%	2.40%	2.40%	2.40%
Duration (in years)	3 years 7 months 6 days	3 years 7 months 6 days	3 years 10 months 24 days	3 years 7 months 6 days
PSA prepayment speed	346	332	214	346
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Coupon rate	1.60%	1.60%	1.60%	1.60%
Duration (in years)	1 year 1 month 6 days	1 year 2 months 12 days	1 year	1 year 1 month 6 days
PSA prepayment speed	128	283	147	128
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Coupon rate	4.60%	4.60%	4.60%	4.60%
Duration (in years)	5 years 8 months 12 days	5 years 1 month 6 days	6 years 4 months 24 days	5 years 8 months 12 days
PSA prepayment speed	458	453	374	458